Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 2,319	$ 3,863
Accounts receivable, net	2,841	2,806
Inventoried costs, net	807	742
Prepaid expenses and other current assets	367	369
Total current assets	6,334	7,780
Property, plant and equipment, net of accumulated depreciation of $4,849 in 2015 and $4,611 in 2014	3,064	2,991
Goodwill	12,460	12,466
Deferred tax assets	1,409	2,026
Other non-current assets	1,187	1,309
Total assets	24,454	26,572
Liabilities
Trade accounts payable	1,282	1,305
Accrued employee compensation	1,195	1,441
Advance payments and amounts in excess of costs incurred	1,537	1,713
Other current liabilities	1,443	1,433
Total current liabilities	5,457	5,892
Long-term debt, net of current portion of $110 in 2015 and $3 in 2014	6,416	5,925
Pension and other post-retirement benefit plan liabilities	6,172	6,555
Other non-current liabilities	887	965
Total liabilities	$ 18,932	$ 19,337
Commitments and contingencies (Note 11)
Shareholders’ equity
Preferred stock, $1 par value; 10,000,000 shares authorized; no shares issued and outstanding	$ 0	$ 0
Common stock, $1 par value; 800,000,000 shares authorized; issued and outstanding: 2015—181,303,083 and 2014—198,930,240	181	199
Paid-in capital	0	0
Retained earnings	10,661	12,392
Accumulated other comprehensive loss	(5,320)	(5,356)
Total shareholders’ equity	5,522	7,235
Total liabilities and shareholders’ equity	$ 24,454	$ 26,572